Lease Liabilities - Schedule of Amounts Recognized in Profit or Loss (Details)	6 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Depreciation of right-of-use assets	RM 422,928	$ 104,272	RM 403,719
Interest expense on lease liabilities (Note 15)	26,282	6,480	62,689
Short-term lease expenses (Note 19)	26,831	6,615	35,046
Amounts related to lease liabilities recognized in profit or loss	RM 476,041	$ 117,367	RM 501,454